---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 INCOME
---------------------
 FUNDS
---------------------

Intermediate Bond Fund

Short-Intermediate
U.S. Government
Income Fund

MARCH 31, 1998

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Intermediate Bond Fund                                                       3

  Short-Intermediate U.S. Government Income Fund                               6

PORTFOLIOS OF INVESTMENTS

  Intermediate Bond Fund                                                      10

  Short-Intermediate U.S. Government Income Fund                              13

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         16

  Statement of Operations                                                     17

  Statements of Changes in Net Assets                                         18

  Financial Highlights                                                        20

  Notes to Financial Statements                                               25

  Independent Auditors' Report                                                35

LIST OF ABBREVIATIONS                                                         37
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers Long Government Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

---------------------
2

                                                          INTERMEDIATE BOND FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND FOR THE YEAR ENDED MARCH 31, 1998?

Class A shares of the Fund recorded a 10.13% total return for the period exclusive of sales load. See the "Performance at a Glance" table for the total returns for other share classes.

THE FUND HAS DONE WELL DURING THE PERIOD. WHAT DROVE THE PERFORMANCE?

The most significant factor driving total returns has been that long-term yields have declined. Declining yields generally increase bond prices. In March 1997, the Federal Reserve did raise the federal funds target rate by 25 basis points (or 0.25%), but this was eventually accepted as a sign that inflation, which is the primary influence on long-term rates, was going to remain in check. As a result, after a brief increase, long-term yields began drifting downward. Yields in the five-year range were as high as 6.70% early in the period, closed 1997 at 5.66% and remained in a narrow range for the remainder of the period. Another positive factor during the second half of the period was spread changes. Spreads measure the difference in yields between corporate bonds and Treasury bonds. If corporate spreads narrow, this means that corporate yields are declining and corporate bond prices are increasing. As of October 1997, corporate spreads had actually widened following the Asian crisis but narrowed for the remainder of the period.

                                                           ---------------------

INTERMEDIATE BOND FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                                SINCE 6/1/88
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR      INCEPTION
--------------------------------------------------------------------------------------------
With Maximum 4.50% Sales Charge               5.19%      5.99%      4.82%       7.63%
--------------------------------------------------------------------------------------------
Without Sales Charge                          10.13%     7.62%      5.78%       8.14%
--------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                                SINCE 6/1/88
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR      INCEPTION
--------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                     4.36%      5.75%      4.56%       7.24%
--------------------------------------------------------------------------------------------
Without Sales Charge                          9.36%      6.64%      4.87%       7.24%
--------------------------------------------------------------------------------------------
(1)Assumes redemption on 3/31/98.

INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                                SINCE 6/1/88
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR      INCEPTION
--------------------------------------------------------------------------------------------
This Share Class has No Sales Charge          10.20%     7.66%      5.81%       8.15%
--------------------------------------------------------------------------------------------

Average annual total returns represent the average annual change in value of an investment over the indicated periods assuming reinvestment of dividends and capital gains distributions at net asset value. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

The Stagecoach Intermediate Bond Fund is the successor fund to the Pacifica Intermediate Bond Fund (10/95 to 9/96) and the Westcore Intermediate Bond Fund (6/88 to 9/95). Historical performance has been calculated using returns produced by these predecessor funds for the applicable periods. Class A share performance reflects Pacifica Fund Class A and Westcore Fund performance. Class B and Institutional Class share performance reflects such performance but has been adjusted to reflect Class B and Institutional Class share expense levels as of the inception date of 9/6/96.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
4

                                                          INTERMEDIATE BOND FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            STAGECOACH INTERMEDIATE  LEHMAN BROTHERS   STAGECOACH INTERMEDIATE
                   BOND FUND            AGGREGATE             BOND FUND
                                                         INSTITUTIONAL CLASS
                CLASS A SHARES          BOND INDEX             SHARES
Inception                    $9,550           $10,000                  $10,000
6/30/88                      $9,685           $10,000                  $10,141
7/29/88                      $9,633            $9,948                  $10,087
8/31/88                      $9,645            $9,974                  $10,100
9/30/88                      $9,853           $10,199                  $10,317
10/31/88                     $9,994           $10,391                  $10,465
11/30/88                     $9,881           $10,265                  $10,347
12/30/88                     $9,871           $10,277                  $10,336
1/31/89                      $9,987           $10,425                  $10,458
2/28/89                      $9,906           $10,350                  $10,373
3/31/89                      $9,952           $10,394                  $10,420
4/28/89                     $10,149           $10,611                  $10,627
5/31/89                     $10,416           $10,890                  $10,907
6/30/89                     $10,693           $11,221                  $11,197
7/31/89                     $10,904           $11,460                  $11,417
8/31/89                     $10,751           $11,291                  $11,258
9/29/89                     $10,796           $11,348                  $11,305
10/31/89                    $11,052           $11,628                  $11,573
11/30/89                    $11,150           $11,738                  $11,675
12/31/89                    $11,162           $11,770                  $11,688
1/31/90                     $11,057           $11,630                  $11,578
2/28/90                     $11,097           $11,667                  $11,620
3/31/90                     $11,092           $11,675                  $11,615
4/30/90                     $10,978           $11,568                  $11,495
5/31/90                     $11,275           $11,910                  $11,807
6/30/90                     $11,447           $12,101                  $11,986
7/31/90                     $11,610           $12,268                  $12,157
8/31/90                     $11,502           $12,103                  $12,044
9/30/90                     $11,573           $12,204                  $12,118
10/31/90                    $11,710           $12,359                  $12,261
11/30/90                    $11,953           $12,624                  $12,516
12/31/90                    $12,124           $12,821                  $12,695
1/31/91                     $12,270           $12,980                  $12,848
2/28/91                     $12,374           $13,091                  $12,957
3/31/91                     $12,436           $13,181                  $13,022
4/30/91                     $12,568           $13,323                  $13,161
5/31/91                     $12,669           $13,401                  $13,266
6/30/91                     $12,667           $13,394                  $13,264
7/31/91                     $12,808           $13,580                  $13,411
8/31/91                     $13,073           $13,873                  $13,689
9/30/91                     $13,338           $14,155                  $13,966
10/31/91                    $13,501           $14,312                  $14,137
11/30/91                    $13,645           $14,444                  $14,288
12/31/91                    $14,064           $14,873                  $14,726
1/31/92                     $13,839           $14,670                  $14,491
2/29/92                     $13,871           $14,766                  $14,524
3/31/92                     $13,823           $14,683                  $14,474
4/30/92                     $13,930           $14,789                  $14,587
5/31/92                     $14,185           $15,068                  $14,853
6/30/92                     $14,389           $15,276                  $15,067
7/31/92                     $14,705           $15,588                  $15,398
8/31/92                     $14,834           $15,745                  $15,533
9/30/92                     $15,027           $15,933                  $15,735
10/31/92                    $14,863           $15,721                  $15,563
11/30/92                    $14,797           $15,724                  $15,494
12/31/92                    $14,997           $15,974                  $15,704
1/31/93                     $15,247           $16,281                  $15,965
2/28/93                     $15,484           $16,566                  $16,214
3/31/93                     $15,559           $16,635                  $16,292
4/30/93                     $15,668           $16,752                  $16,406
5/31/93                     $15,663           $16,773                  $16,401
6/30/93                     $15,911           $17,077                  $16,661
7/31/93                     $15,967           $17,174                  $16,720
8/31/93                     $16,188           $17,475                  $16,951
9/30/93                     $16,237           $17,522                  $17,002
10/31/93                    $16,284           $17,587                  $17,051
11/30/93                    $16,161           $17,437                  $16,923
12/31/93                    $16,242           $17,532                  $17,007
1/31/94                     $16,446           $17,768                  $17,221
2/28/94                     $16,183           $17,459                  $16,946
3/31/94                     $15,865           $17,028                  $16,612
4/30/94                     $15,740           $16,892                  $16,482
5/31/94                     $15,718           $16,890                  $16,458
6/30/94                     $15,702           $16,853                  $16,442
7/31/94                     $15,931           $17,188                  $16,682
8/31/94                     $15,967           $17,209                  $16,719
9/30/94                     $15,776           $16,956                  $16,519
10/31/94                    $15,766           $16,941                  $16,509
11/30/94                    $15,709           $16,903                  $16,449
12/31/94                    $15,795           $17,020                  $16,539
1/31/95                     $16,079           $17,357                  $16,837
2/28/95                     $16,444           $17,770                  $17,219
3/31/95                     $16,535           $17,878                  $17,314
4/28/95                     $16,742           $18,129                  $17,530
5/31/95                     $17,310           $18,830                  $18,126
6/30/95                     $17,423           $18,968                  $18,244
7/31/95                     $17,379           $18,926                  $18,198
8/31/95                     $17,530           $19,155                  $18,356
9/29/95                     $17,659           $19,341                  $18,491
10/31/95                    $17,840           $19,592                  $18,682
11/30/95                    $18,034           $19,886                  $18,899
12/29/95                    $18,220           $20,165                  $19,095
1/31/96                     $18,357           $20,298                  $19,227
2/29/96                     $18,125           $19,944                  $18,997
3/31/96                     $18,041           $19,805                  $18,898
4/30/96                     $17,977           $19,694                  $18,831
5/31/96                     $17,938           $19,655                  $18,804
6/30/96                     $18,122           $19,918                  $18,984
7/31/96                     $18,157           $19,972                  $19,025
8/31/96                     $18,176           $19,938                  $19,040
9/30/96                     $18,419           $20,285                  $19,291
10/31/96                    $18,737           $20,735                  $19,612
11/30/96                    $18,988           $21,090                  $19,888
12/31/96                    $18,791           $20,893                  $19,642
1/31/97                     $18,835           $20,958                  $19,730
2/28/97                     $18,865           $21,011                  $19,762
3/31/97                     $18,715           $20,777                  $19,607
4/30/97                     $18,934           $21,089                  $19,823
5/31/97                     $19,080           $21,289                  $19,990
6/30/97                     $19,254           $21,543                  $20,159
7/31/97                     $19,702           $22,124                  $20,643
8/31/97                     $19,555           $21,936                  $20,476
9/30/97                     $19,802           $22,259                  $20,750
10/31/97                    $20,063           $22,582                  $21,024
11/30/97                    $20,147           $22,685                  $21,112
12/31/97                    $20,323           $22,915                  $21,300
1/31/98                     $20,597           $23,208                  $21,590
2/28/98                     $20,553           $23,189                  $21,546
3/31/98                     $20,611           $23,268                  $21,607

THE RETURNS FOR CLASS B SHARES OF THE FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Intermediate Bond Fund Class A and Institutional Class shares since inception with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.5%. The Lehman Brothers Aggregate Bond Index is an unmanaged index of composed of bonds, mortgage-backed securities and asset-backed securities. The Fund is a professionally managed mutual fund. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND FOR THE YEAR ENDED MARCH 31, 1998?

Class A shares of the Fund recorded a 8.69% total return for the period exclusive of sales load. See the "Performance at a Glance" table for the total return for the other share class.

THE FUND HAS DONE WELL DURING THE PERIOD. WHAT DROVE THE PERFORMANCE?

The most significant factor driving total returns has been that long-term yields have declined. Declining yields generally increase bond prices. In March 1997, the Federal Reserve raised the federal funds target rate by 25 basis points (or 0.25%), but this was eventually accepted as a sign that inflation, which is the primary influence on long-term rates, was going to remain in check. As a result, after a brief increase, long-term yields began drifting downward. Yields in the five-year range were as high as 6.70% early in the fiscal year, closed 1997 at 5.66% and remained in a narrow range for the remainder of the fiscal year. Another positive factor during the second half of the fiscal year was spread changes. Spreads measure the difference in yields between corporate bonds and Treasury bonds. If corporate spreads narrow, this means corporate yields are declining and corporate bond prices are increasing. As of October 1997, corporate spreads had actually widened following the Asian crisis but narrowed for the remainder of the fiscal period.

HOW HAS THE ALLOCATION OF THE FUND'S ASSETS CHANGED?

We have kept the Fund very close to the maximum allowance of 35% corporate securities because investors are still rewarded for owning corporate debt. For instance, a five year A-rated corporate bond still gets forty to fifty basis points more yield than a Treasury bond of similar maturity. We reduced our mortgage exposure in February 1998. We decided to do this when yields rallied because we thought that prepayments would pick up. Prepayments occur when homeowners refinance their mortgages to take advantage of lower rates. We did not want to reinvest prepaid mortgages at lower rates, so we reduced that exposure and kept mortgages with a lower coupon and less of a prepayment risk. We have also bought government agency issues, which have a little better yield than Treasury securities. Treasury securities are backed by the full faith and credit of the U.S. government and are considered so safe that they can be sold at a slightly lower yield, while agencies are not backed by the government, so they tend to have slightly higher coupon rates.

---------------------
6

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

WHAT IS YOUR CURRENT OUTLOOK FOR THE FUND?

We're bullish on the next few months for the Fund. We think the economy could slow down even further with the fallout from Asia. That could keep inflation low and bring yields down even further. We anticipate that the Fed will remain inactive for the next quarter and that the next move after that could be to ease rates. That's why we increased our sensitivity to interest rate changes at the end of the reporting period.

THE FEDERAL GOVERNMENT HAS HAD A BUDGET SURPLUS AND HAS REDUCED THE AMOUNT OF DEBT IT ISSUES. HAS THE REDUCTION IN TREASURY AUCTIONS AFFECTED THE FUND?

The federal government has reduced Treasury auctions over the last year from about $10 billion dollars worth of securities per auction to only $6 billion. We do not believe that the auctions can get much smaller, but the Treasury can also reduce the frequency. In general, this should be a positive for the Fund. With fewer treasuries outstanding, the yields will be lower and the prices will be higher. But we don't think the federal budget surplus will continue at this rate.

HOW WOULD YOU CHARACTERIZE THIS FUND FOR A SHAREHOLDER?

The Fund is rather conservative compared to other bond funds. There is a lower exposure to corporate securities and a higher exposure to government securities. The duration, which is a measure of a portfolio's sensitivity to interest rates expressed in years, is typically about 3 to 3 1/2 years. That means that if rates went up 1%, the portfolio would lose up to 3% of its value. That is more volatile than a money market, but less than a long-term bond fund. The typical investment horizon is less than three years.

                                                           ---------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                        SINCE 10/27/93
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Maximum 3.0% Sales Charge                  5.41%       5.89%       4.66%
--------------------------------------------------------------------------------------
Without Sales Charge                            8.69%       6.98%       5.39%
--------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                        SINCE 10/27/93
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
This Share Class has No Sales Charge            8.85%       7.01%       5.41%
--------------------------------------------------------------------------------------

Average annual total returns represent the average annual change in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions, at net asset value. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
8

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            STAGECOACH SHORT-                        STAGECOACH SHORT-
            INTERMEDIATE U.S.   LEHMAN BROTHERS      INTERMEDIATE U.S.
            GOVERNMENT INCOME    U.S. TREASURY       GOVERNMENT INCOME
                                                    FUND INSTITUTIONAL
           FUND CLASS A SHARES     NOTE INDEX             SHARES
10/31/93                $9,700           $10,000                  $10,000
11/30/93                $9,715            $9,950                  $10,015
12/31/93                $9,745            $9,991                  $10,047
1/31/94                 $9,807           $10,090                  $10,110
2/28/94                 $9,748            $9,948                  $10,050
3/31/94                 $9,695            $9,804                   $9,995
4/30/94                 $9,661            $9,741                   $9,960
5/31/94                 $9,689            $9,748                   $9,989
6/30/94                 $9,697            $9,750                   $9,997
7/31/94                 $9,756            $9,877                  $10,058
8/31/94                 $9,753            $9,906                  $10,055
9/30/94                 $9,632            $9,824                   $9,930
10/31/94                $9,626            $9,827                   $9,924
11/30/94                $9,570            $9,782                   $9,866
12/31/94                $9,608            $9,813                   $9,905
1/31/95                 $9,759            $9,973                  $10,061
2/28/95                 $9,937           $10,163                  $10,244
3/31/95                 $9,988           $10,219                  $10,297
4/28/95                $10,074           $10,337                  $10,385
5/31/95                $10,300           $10,629                  $10,619
6/30/95                $10,361           $10,699                  $10,681
7/31/95                $10,364           $10,704                  $10,684
8/31/95                $10,434           $10,790                  $10,756
9/29/95                $10,495           $10,862                  $10,819
10/31/95               $10,597           $10,983                  $10,924
11/30/95               $10,710           $11,117                  $11,041
12/29/95               $10,825           $11,228                  $11,160
1/31/96                $10,919           $11,325                  $11,257
2/29/96                $10,825           $11,204                  $11,160
3/31/96                $10,762           $11,149                  $11,095
4/30/96                $10,720           $11,117                  $11,052
5/31/96                $10,695           $11,111                  $11,026
6/30/96                $10,796           $11,221                  $11,130
7/31/96                $10,825           $11,255                  $11,159
8/31/96                $10,823           $11,269                  $11,158
9/30/96                $10,971           $11,414                  $11,301
10/31/96               $11,108           $11,600                  $11,445
11/30/96               $11,265           $11,739                  $11,609
12/31/96               $11,216           $11,675                  $11,557
1/31/97                $11,288           $11,719                  $11,631
2/28/97                $11,327           $11,736                  $11,672
3/31/97                $11,253           $11,667                  $11,593
4/30/97                $11,382           $11,798                  $11,740
5/31/97                $11,456           $11,890                  $11,818
6/30/97                $11,549           $11,991                  $11,915
7/31/97                $11,764           $12,215                  $12,128
8/31/97                $11,707           $12,166                  $12,068
9/30/97                $11,825           $12,299                  $12,192
10/31/97               $11,950           $12,443                  $12,322
11/30/97               $11,970           $12,471                  $12,344
12/31/97               $12,065           $12,573                  $12,444
1/31/98                $12,229           $12,742                  $12,619
2/28/98                $12,204           $12,725                  $12,591
3/31/98                $12,230           $12,764                  $12,619

The accompanying chart compares the performance of the Stagecoach Short-Intermediate U.S. Government Income Fund Class A and Institutional Class shares since inception with the Lehman Brothers U.S. Treasury Note Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.0%. The Lehman Brothers U.S. Treasury Note Index is an unmanaged index of U.S. Treasury 2-10 year notes. The Fund is a professionally managed mutual fund. The index presented here does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

INTERMEDIATE BOND FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             FOREIGN GOVERNMENTS - 5.38%
             FOREIGN GOVERNMENTS - 5.38%
$ 1,300,000  Ontario, Province of                                 7.63 %        06/22/04   $   1,397,500
  1,500,000  Quebec, Province of                                  8.80          04/15/03       1,661,175
                                                                                           --------------
             TOTAL FOREIGN GOVERNMENTS                                                     $   3,058,675
             (Cost $2,995,552)

             CORPORATE BONDS & NOTES - 49.21%
             BANK & FINANCE - 15.96%
$   500,000  First Chicago NBD Bancorp                            8.10 %        03/01/02   $     530,000
  2,000,000  Ford Motor Credit                                    8.00          06/15/02       2,127,500
  1,000,000  General Motors Acceptance Corp                       6.88          07/15/01       1,018,750
    500,000  ITT Hartford Group Inc                               8.20          10/15/98         506,150
  1,000,000  Midland Bank Plc                                     7.63          06/15/06       1,073,750
  1,750,000  Norwest Corp                                         7.13          04/01/00       1,787,188
  1,000,000  NYNEX Credit Co                                      6.25          06/13/02       1,003,910
  1,000,000  Standard Credit Card Master Credit                   8.35          01/07/00       1,014,830
                                                                                           --------------
                                                                                           $   9,062,078

             INDUSTRIALS - 12.30%
$ 2,000,000  Continental Cablevision                              8.30 %        05/15/06   $   2,192,500
  1,000,000  Fort James Corp                                      6.88          09/15/07       1,015,000
  1,000,000  General Motors Corp                                  9.45          11/01/11       1,251,250
  1,000,000  Lockheed Martin Co                                   6.85          05/15/01       1,020,000
  1,500,000  Mobil Oil Corp                                       6.25          08/31/01       1,511,250
                                                                                           --------------
                                                                                           $   6,990,000

             MISCELLANEOUS BONDS - 20.95%
$ 1,675,000  American Home Products                               7.70 %        02/15/00   $   1,725,250
  1,600,000  California Infrastructure                            6.14          03/25/02       1,605,552
  2,000,000  California Infrastructure                            6.22          03/25/04       2,009,060
  1,300,000  CIT Group Holdings                                   5.88          11/09/98       1,299,402

------------------------
10

                                                          INTERMEDIATE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES (CONTINUED)
$ 1,150,000  Disney (Walt) Co                                     6.75 %        03/30/06   $   1,188,813
  1,000,000  Philip Morris Co Inc                                 7.00          07/15/05       1,022,500
  1,000,000  RJR Nabisco Inc                                      8.25          07/01/04       1,043,750
  2,000,000  Sears Roebuck                                        6.36          12/04/01       2,010,620
                                                                                           --------------
                                                                                           $  11,904,947
             TOTAL CORPORATE BONDS & NOTES                                                 $  27,957,025
             (Cost $27,625,026)

             U.S. GOVERNMENT AGENCY SECURITIES - 23.90%
             FEDERAL HOME LOAN BANKS - 5.21%
$ 3,000,000  Federal Home Loan Bank                               5.53 %        01/15/03   $   2,958,810

             FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.06%
$ 4,000,000  FHLMC                                                6.49 %        07/16/02   $   4,011,240

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.81%
$ 3,828,997  FNMA #313644                                         7.00 %        08/01/27   $   3,867,555

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.82%
$ 1,336,926  GNMA #417389                                         7.00 %        05/15/26   $   1,351,592
  1,151,578  GNMA #336930                                         7.50          03/15/23       1,183,626
    191,460  GNMA #157247                                         9.50          05/20/16         206,333
                                                                                           --------------
                                                                                           $   2,741,551
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $  13,579,156
             (Cost $13,488,531)

             U.S. TREASURY SECURITIES - 17.74%
             U.S. TREASURY NOTES - 11.91%
$ 2,250,000  U.S. Treasury Notes                                  6.75 %        04/30/00   $   2,299,567
  4,000,000  U.S. Treasury Notes                                  7.88          11/15/04       4,468,760
                                                                                           --------------
                                                                                           $   6,768,327

                                                           ---------------------

INTERMEDIATE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES (CONTINUED)
             U.S. TREASURY BONDS - 5.83%
$ 2,500,000  U.S. Treasury Bonds                                 10.38 %        11/15/12   $   3,314,850
                                                                                           --------------
             TOTAL U.S. TREASURY SECURITIES                                                $  10,083,177
             (Cost $9,936,775)

             SHORT-TERM INSTRUMENTS - 2.90%
             REPURCHASE AGREEMENTS - 2.90%
$ 1,005,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90 %        04/01/98   $   1,005,000
    645,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.85          04/01/98         645,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   1,650,000
             (Cost $1,650,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $55,695,884)* (Notes 1 and 3)                      99.13%               $   56,328,033
              Other Assets and Liabilities, Net                         0.87                       497,041
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   56,825,074
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    766,306
Gross Unrealized Depreciation       (134,157)
                                ------------
NET UNREALIZED APPRECIATION     $    632,149
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
12

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES - 33.19%
             BANK & FINANCE - 6.24%
$ 5,000,000  First Bank Corp                                      6.40 %        02/15/03   $   5,099,650

             INTERNATIONAL AGENCIES - 3.29%
$ 2,500,000  European Investment Bank                             7.13 %        09/18/06   $   2,690,625

             MISCELLANEOUS BONDS - 17.18%
$ 4,000,000  Anheuser-Busch Co                                    6.75 %        08/01/03   $   4,130,000
  2,000,000  Cable & Wireless Communication Corp                  6.38          03/06/03       2,001,140
  4,000,000  Honeywell Inc                                        6.75          03/15/02       4,075,000
  3,800,000  Norwest Financial Inc                                6.38          09/15/02       3,821,394
                                                                                           --------------
                                                                                           $  14,027,534

             UTILITIES - 6.48%
$ 5,000,000  Pacific Gas & Electric Co                            7.88 %        09/18/02   $   5,293,750
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $  27,111,559
             (Cost $26,426,926)

             U.S. GOVERNMENT AGENCY SECURITIES - 50.02%
             FEDERAL AGENCY - OTHER - 2.50%
$ 2,000,000  Tennessee Valley Authority                           6.50 %        08/20/01   $   2,042,180

             FEDERAL HOME LOAN BANKS - 10.83%
$ 5,000,000  FHLB                                                 5.53 %        01/15/03   $   4,931,350
  1,030,000  FHLB                                                 8.45          07/26/99       1,064,433
  2,760,000  FHLB                                                 8.60          06/25/99       2,851,936
                                                                                           --------------
                                                                                           $   8,847,719

                                                           ---------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.57%
$ 5,000,000  FHLMC                                                7.01 %        07/11/07   $   5,139,850
  5,000,000  FHLMC                                                6.79          08/26/05       5,232,050
  1,500,000  FHLMC                                                7.13          07/21/99       1,525,005
                                                                                           --------------
                                                                                           $  11,896,905

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.85%
$ 3,071,842  FNMA #50761                                          6.00 %        07/01/08   $   3,023,829
  2,000,000  FNMA Global                                          6.85          05/26/00       2,001,880
  5,000,000  FNMA MTN                                             6.18          06/23/00       5,036,550
  2,000,000  FNMA MTN                                             6.69          08/07/01       2,051,440
  2,455,000  FNMA MTN                                             7.30          04/17/00       2,460,745
                                                                                           --------------
                                                                                           $  14,574,444

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.16%
$ 1,538,953  GNMA #418261                                         6.50 %        04/15/26   $   1,522,594
  1,854,285  GNMA #423779                                         7.00          05/15/26       1,872,234
                                                                                           --------------
                                                                                           $   3,394,828

             REAL ESTATE MORTGAGE INVESTMENT CONDUITS - 0.11%
$    87,203  FNMA 1993-G19                                        7.25 %        04/01/98   $      92,162
                                                                                           --------------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $  40,848,238
             (Cost $40,571,084)

             U.S. TREASURY SECURITIES - 14.20%
             U.S. TREASURY NOTES - 14.20%
$ 1,000,000  U.S. Treasury Notes                                  5.75 %        08/15/03       1,003,590
  5,000,000  U.S. Treasury Notes                                  5.88          11/15/05       5,040,600
  5,000,000  U.S. Treasury Notes                                  5.88          09/30/02       5,039,050
    500,000  U.S. Treasury Notes                                  7.13          09/30/99         510,860
                                                                                           --------------
             TOTAL U.S. TREASURY SECURITIES                                                $  11,594,100
             (Cost $11,313,186)

------------------------
14

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 2.09%
             REPURCHASE AGREEMENTS - 2.09%
$ 1,406,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90 %        04/01/98   $   1,406,000
    300,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98         300,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   1,706,000
             (Cost $1,706,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $80,017,196)* (Notes 1 and 3)                      99.50%               $   81,259,897
              Other Assets and Liabilities, Net                         0.50%                      407,893
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   81,667,790
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  1,371,744
Gross Unrealized Depreciation       (129,043)
                                ------------
NET UNREALIZED APPRECIATION     $  1,242,701
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                                                                        SHORT-
                                                                                  INTERMEDIATE
                                                              INTERMEDIATE     U.S. GOVERNMENT
                                                                 BOND FUND         INCOME FUND
----------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)             $ 56,328,033     $    81,259,897
  Cash                                                               1,013               1,116
Receivables:
  Interest                                                         815,076             906,826
  Fund shares sold                                                  16,687                   0
Organization expenses net of amortization                           32,740               8,039
Prepaid expenses                                                     6,305                 180
TOTAL ASSETS                                                    57,199,854          82,176,058

LIABILITIES
Payables:
  Distribution to shareholders                                     258,045             341,058
  Fund shares redeemed                                               5,100                   0
  Due to sponsor and distributor (Note 2)                           51,972               6,366
  Due to adviser (Note 2)                                           33,257              54,149
  Other                                                             26,406             106,695
TOTAL LIABILITIES                                                  374,780             508,268
TOTAL NET ASSETS                                              $ 56,825,074     $    81,667,790
NET ASSETS CONSIST OF:
  Paid-in capital                                             $ 57,928,106     $    94,952,807
  Undistributed net realized loss on investments                (1,735,181)        (14,527,718)
  Net unrealized appreciation of investments                       632,149           1,242,701
TOTAL NET ASSETS                                              $ 56,825,074     $    81,667,790

COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE PER SHARE
Net assets - Class A                                          $  8,310,821     $    29,694,494
Shares outstanding - Class A                                       562,273           2,984,564
Net asset value per share - Class A                           $      14.78     $          9.95
Maximum offering price per share - Class A                    $      15.48(1)  $         10.26(2)
Net Assets - Class B                                          $  7,259,299                 N/A
Shares outstanding - Class B                                       707,403                 N/A
Net asset value and offering price per share - Class B        $      10.26                 N/A
Net Assets - Institutional Class                              $ 41,254,954     $    51,973,296
Shares outstanding - Institutional Class                         2,787,713           5,325,228
Net asset value and offering price per share - Institutional
  Class                                                       $      14.80     $          9.76
INVESTMENT AT COST (NOTE 3)                                   $ 55,695,884     $    80,017,196
----------------------------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

------------------------
16

                     STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 1998

                                                                                SHORT-INTERMEDIATE
                                                              INTERMEDIATE         U.S. GOVERNMENT
                                                                 BOND FUND             INCOME FUND
--------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                    $  3,508,176     $         5,266,959
TOTAL INVESTMENT INCOME                                          3,508,176               5,266,959

EXPENSES (NOTE 2)
  Advisory fees                                                    247,862                 441,584
  Administration fees                                               30,602                  54,262
  Custody fees                                                       8,279                  18,880
  Shareholder servicing fees                                       123,932                 236,501
  Portfolio accounting fees                                         57,444                  76,442
  Transfer agency fees                                              36,034                  78,169
  Distribution fees                                                 26,407                  15,741
  Organization costs                                                14,837                  21,204
  Legal and audit fees                                              29,029                  18,550
  Registration fees                                                 28,852                  14,779
  Directors' fees                                                    4,840                   4,457
  Shareholder reports                                               19,035                  26,384
  Other                                                             18,196                   7,480
TOTAL EXPENSES                                                     645,349               1,014,433
Less:
  Waived fees and reimbursed expenses                             (227,493)               (378,499)
Net Expenses                                                       417,856                 635,934
NET INVESTMENT INCOME                                            3,090,320               4,631,025

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on sale of investments                         166,199                   8,966
  Net change in unrealized appreciation of investments           1,450,724               2,861,633
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                  1,616,923               2,870,599
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   $  4,707,243     $         7,501,624
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                INTERMEDIATE BOND FUND
                                               ---------------------------------------
                                                    FOR THE   FOR THE SIX      FOR THE
                                                 YEAR ENDED  MONTHS ENDED   YEAR ENDED
                                                  MARCH 31,     MARCH 31,    SEPT. 30,
                                                       1998          1997         1996
--------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                        $  3,090,320  $  1,431,008  $ 3,091,246
  Net realized gain (loss) on sale of
    investments                                     166,199        60,556      188,764
  Net change in unrealized appreciation
    (depreciation) of investments                 1,450,724      (726,922)    (997,909)
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                        4,707,243       764,642    2,282,101

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                          (288,740)      (67,863)    (397,829)
  CLASS B                                          (172,241)       (6,096)           0
  INSTITUTIONAL CLASS                            (2,629,339)   (1,357,049)  (2,693,417)
Tax return of capital
  CLASS A                                                 0             0       (2,213)
  CLASS B                                                 0             0            0
  INSTITUTIONAL CLASS                                     0             0      (40,503)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A             8,091,206       183,352      525,048
  Reinvestment of dividends - Class A               150,815        53,409      261,911
  Cost of shares redeemed - Class A              (2,165,792)     (561,269) (54,206,729)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS -
CLASS A                                           6,076,229      (324,508) (53,419,770)
  Proceeds from shares sold - Class B             6,740,944       682,502           25
  Reinvestment of dividends - Class B               112,374         1,378            0
  Cost of shares redeemed - Class B                (323,834)          (11)           0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS -
CLASS B                                           6,529,484       683,869           25
  Proceeds from shares sold - Institutional
    Class                                        10,225,078     5,756,328   63,136,515
  Reinvestment of dividends - Institutional
    Class                                         1,532,360       783,565    1,730,693
  Cost of shares redeemed - Institutional
    Class                                       (14,339,887)   (7,876,571) (19,395,503)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS -
INSTITUTIONAL CLASS                              (2,582,449)   (1,336,678)  45,471,705
INCREASE (DECREASE) IN NET ASSETS                11,640,187    (1,643,683)  (8,799,901)

NET ASSETS:
  Beginning net assets                           45,184,887    46,828,570   55,628,471
  ENDING NET ASSETS                            $ 56,825,074  $ 45,184,887  $46,828,570
--------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $19,442,019 FOR CLASS A AND $74,056,852 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA SHORT-TERM GOVERNMENT BOND FUND AND PACIFICA GOVERNMENT INCOME FUND MERGERS. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
18

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                               SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME
                                                                                    FUND
                                               -----------------------------------------
                                                    FOR THE   FOR THE SIX   FOR THE NINE
                                                 YEAR ENDED  MONTHS ENDED   MONTHS ENDED
                                                  MARCH 31,     MARCH 31,      SEPT. 30,
                                                       1998          1997       1996 (1)
----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                        $  4,631,025  $  3,574,685  $   2,375,574
  Net realized gain (loss) on sale of
    investments                                       8,966       510,730     (1,001,781)
  Net change in unrealized appreciation
    (depreciation) of investments                 2,861,633    (1,294,254)       438,931
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                        7,501,624     2,791,161      1,812,724

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                        (1,633,537)   (1,249,906)    (2,125,952)
  CLASS B                                               N/A           N/A            N/A
  INSTITUTIONAL CLASS                            (2,997,488)   (2,324,779)      (249,622)
Tax return of capital
  CLASS A                                                 0             0              0
  CLASS B                                               N/A           N/A            N/A
  INSTITUTIONAL CLASS                                     0             0              0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A             5,448,204     3,370,813     50,198,742
  Reinvestment of dividends - Class A             1,300,551       943,357      1,800,529
  Cost of shares redeemed - Class A             (11,996,563)   (7,567,949)   (53,286,609)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS -
CLASS A                                          (5,247,808)   (3,253,779)    (1,287,338)
  Proceeds from shares sold - Class B                   N/A           N/A            N/A
  Reinvestment of dividends - Class B                   N/A           N/A            N/A
  Cost of shares redeemed - Class B                     N/A           N/A            N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS -
CLASS B                                                 N/A           N/A            N/A
  Proceeds from shares sold - Institutional
    Class                                         5,679,146     4,565,190     75,368,746
  Reinvestment of dividends - Institutional
    Class                                           880,516       667,123            934
  Cost of shares redeemed - Institutional
    Class                                       (16,585,172)  (18,226,996)    (2,345,155)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS -
INSTITUTIONAL CLASS                             (10,025,510)  (12,994,683)    73,024,525
INCREASE (DECREASE) IN NET ASSETS               (12,402,719)  (17,031,986)    71,174,337

NET ASSETS:
  Beginning net assets                           94,070,509   111,102,495     39,928,158
  ENDING NET ASSETS                            $ 81,667,790  $ 94,070,509  $ 111,102,495
----------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $19,442,019 FOR CLASS A AND $74,056,852 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA SHORT-TERM GOVERNMENT BOND FUND AND PACIFICA GOVERNMENT INCOME FUND MERGERS. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  INTERMEDIATE BOND FUND (1)
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                                      SIX MONTHS
                                                          YEAR ENDED       ENDED  YEAR ENDED
                                                           MARCH 31,   MARCH 31,   SEPT. 30,
                                                                1998    1997 (2)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.28      $14.50      $14.76
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.91        0.46        0.87
  Net realized and unrealized gain (loss) on investments        0.50       (0.22)      (0.25)
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                1.41        0.24        0.62
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.91)      (0.46)      (0.87)
  Distributions from net realized gain                          0.00        0.00        0.00
  Tax return of capital                                         0.00        0.00       (0.01)
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.91)      (0.46)      (0.88)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $14.78      $14.28      $14.50
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                 10.13%       1.61%       4.15%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $8,311      $2,125      $2,481
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.88%       0.80%       0.85%
  Ratio of net investment income to average net assets         6.16%       6.29%       5.82%
Portfolio turnover                                               81%         28%         96%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.54%       1.40%       1.11%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 5.50%       5.69%       5.56%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

---------------------
20

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              INTERMEDIATE BOND FUND (1) (CONT.)
                              ----------------------------------------------------------------------------------
                                                                                             INSTITUTIONAL CLASS
                                                         CLASS B  ----------------------------------------------
                              ----------------------------------                                            FOUR
                                          SIX MONTHS      PERIOD              SIX MONTHS                  MONTHS
                              YEAR ENDED       ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1998    1997 (2)    1996 (4)        1998    1997 (2)        1996    1995 (5)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $9.91      $10.07      $10.00      $14.30      $14.52      $14.76      $14.77
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.56        0.23        0.00        0.92        0.46        0.85        0.30
  Net realized and
    unrealized gain (loss)
    on investments                  0.35       (0.16)       0.07        0.50       (0.22)      (0.23)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.91        0.07        0.07        1.42        0.24        0.62        0.29
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.56)      (0.23)       0.00       (0.92)      (0.46)      (0.85)      (0.30)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
  Tax return of capital             0.00        0.00        0.00        0.00        0.00       (0.01)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.56)      (0.23)       0.00       (0.92)      (0.46)      (0.86)      (0.30)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.26       $9.91      $10.07      $14.80      $14.30      $14.52      $14.76
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      9.36%       0.66%       0.70%      10.20%       1.64%       4.19%     6.14%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $7,259        $675          $0     $41,255     $42,386     $44,348     $55,628
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.61%       1.50%       0.00%       0.78%       0.75%       0.73%       0.89%
  Ratio of net investment
    income to average net
    assets                         5.32%       5.54%       2.43%       6.31%       6.32%       5.82%       5.94%
Portfolio turnover                   81%         28%         96%         81%         28%         96%         54%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.28%       3.13%       0.00%       1.20%       1.22%       0.89%       0.94%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.65%       3.91%       2.43%       5.89%       5.85%       5.66%       5.89%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          INTERMEDIATE BOND FUND (1) (CONT.)
                                                          ----------------------------------
                                                                 INSTITUTIONAL CLASS (CONT.)
                                                          ----------------------------------
                                                          YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                             MAY 31,     MAY 31,     MAY 31,
                                                                1995        1994        1993
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.36      $15.72      $15.69
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.91        0.99        1.17
  Net realized and unrealized gain (loss) on investments        0.47       (0.90)       0.40
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                1.38        0.09        1.57
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.97)      (0.85)      (1.04)
  Distributions from net realized gain                          0.00       (0.60)      (0.50)
  Tax return of capital                                         0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.97)      (1.45)      (1.54)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $14.77      $14.36      $15.72
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                 10.13%       0.35%      10.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $56,087     $58,199     $61,207
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.81%       0.79%       0.76%
  Ratio of net investment income to average net assets         6.35%       5.33%       6.01%
Portfolio turnover                                               76%        163%        146%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.85%       0.83%       0.79%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 6.31%       5.29%       5.98%
--------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE FUND COMMENCED OPERATIONS ON OCTOBER 27, 1993.

The accompanying notes are an integral part of these financial statements.

---------------------
22

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                      SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                              ----------------------------------------------------------------------
                                                                                             CLASS A
                              ----------------------------------------------------------------------
                                                            NINE
                                          SIX MONTHS      MONTHS                              PERIOD
                              YEAR ENDED       ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,    DEC. 31,    DEC. 31,
                                    1998    1997 (2)    1996 (3)        1995        1994    1993 (4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $9.64       $9.73      $10.00       $9.39       $9.99      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.51        0.34        0.41        0.55        0.46        0.06
  Net realized and
    unrealized gain (loss)
    on investments                  0.31       (0.09)      (0.27)       0.61       (0.60)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.82        0.25        0.14        1.16       (0.14)       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.51)      (0.34)      (0.41)      (0.55)      (0.46)      (0.06)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
  Tax return of capital             0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.51)      (0.34)      (0.41)      (0.55)      (0.46)      (0.06)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $9.95       $9.64       $9.73      $10.00       $9.39       $9.99
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      8.69%       2.57%       1.34%      12.67%       (1.42)%      0.40%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $29,694     $33,920     $37,465     $39,928     $11,602      $8,557
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.78%       0.71%       0.76%       0.71%       0.25%       0.00%
  Ratio of net investment
    income to average net
    assets                         5.19%       6.96%       5.60%       5.64%       4.75%       3.49%
Portfolio turnover                   48%         52%        389%        472%        288%         N/A
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.30%       1.12%       1.21%       1.67%       2.28%       2.45%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.67%       6.55%       5.15%       4.68%       2.72%       1.04%
----------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE FUND COMMENCED OPERATIONS ON OCTOBER 27, 1993.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          SHORT-INTERMEDIATE U.S. GOVERNMENT
                                                                         INCOME FUND (CONT.)
                                                          ----------------------------------
                                                                         INSTITUTIONAL CLASS
                                                          ----------------------------------
                                                                      SIX MONTHS      PERIOD
                                                          YEAR ENDED       ENDED       ENDED
                                                           MARCH 31,   MARCH 31,   SEPT. 30,
                                                                1998    1997 (1)    1996 (2)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.45       $9.54       $9.46
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.51        0.34        0.03
  Net realized and unrealized gain (loss) on investments        0.31       (0.09)       0.08
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.82        0.25        0.11
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.51)      (0.34)      (0.03)
  Distributions from net realized gain                          0.00        0.00        0.00
  Tax return of capital                                         0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.51)      (0.34)      (0.03)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $9.76       $9.45       $9.54
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  8.85%       2.58%       1.08%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $51,973     $60,150     $73,637
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.69%       0.65%       0.59%
  Ratio of net investment income to average net assets         5.28%       7.01%       5.14%
Portfolio turnover                                               48%         52%        389%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.07%       1.02%       0.84%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 4.90%       6.64%       4.89%
--------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

The accompanying notes are an integral part of these financial statements.

---------------------
24

                                                   NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the Intermediate Bond and Short-Intermediate U.S. Government Income Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Intermediate Bond Fund was established to acquire all of the assets and assume all of the liabilities of the Pacifica Intermediate Bond Fund (previously, the Westcore Bonds Plus Fund), the "Predecessor Fund". Additionally, the Short-Intermediate U.S. Government Income Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Short-Term Government Bond and Government Income Funds. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Stagecoach Fund. All performance and financial data for the Intermediate Bond Fund for periods prior to September 6, 1996 refers to the Predecessor Fund.

The Intermediate Bond Fund offers Class A, Class B, and Institutional Class shares. The Short-Intermediate U.S. Government Income Fund offers Class A and Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges, distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

All securities are valued at the close of each business day. Securities for which the primary market is a national or foreign recognized securities or commodities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market System are valued at the last reported sales price on the day of valuation. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

---------------------
26

                                                   NOTES TO FINANCIAL STATEMENTS

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1998. The Funds had net capital loss carryforwards at December 31, 1997, the end of the most recent tax year, as follows:

                                                                              CAPITAL LOSS
FUND                                                          YEAR EXPIRES   CARRYFORWARDS
------------------------------------------------------------------------------------------
Intermediate Bond Fund                                                2001      $1,797,147
                                                                      2002          17,986
Short-Intermediate U.S. Government Income Fund                        2002       6,807,249
                                                                      2003       7,074,103
                                                                      2004         753,400

The capital loss carryforwards shown above include carryforwards from the Pacifica Funds which merged into the Funds in 1996. Certain loss carryforwards for the Short-Intermediate U.S. Government Income Fund resulted from transactions entered into by the Variable Rate Government Fund prior to its merger into the Short-Intermediate U.S. Government Income Fund in 1995. The utilization of these loss carryforwards from the Variable Rate Government Fund may be subject to limitations as a result of rules in the Code applicable to corporate changes of ownership.

The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION COSTS

Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of each Fund.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Class A and Class B shares of the Intermediate Bond Fund, 0.14% of the average daily net assets of the Class A shares of the Short-Intermediate U.S. Government Income Fund and 0.06% of the average daily net assets of the Institutional Class shares of the Funds.

---------------------
28

                                                   NOTES TO FINANCIAL STATEMENTS

The transfer agency fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                                                 INSTITUTIONAL
FUND                                                          CLASS A  CLASS B           CLASS
----------------------------------------------------------------------------------------------
Intermediate Bond Fund                                        $ 6,513   $4,495         $25,026
Short-Intermediate U.S. Government Income Fund                 44,076      N/A          34,093

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Short-Intermediate U.S. Government Income Fund, and 0.25% of the average daily net assets of each of the classes of the Intermediate Bond Fund and the Institutional Class shares of the Short-Intermediate U.S. Government Income Fund.

The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                                                 INSTITUTIONAL
FUND                                                          CLASS A  CLASS B           CLASS
----------------------------------------------------------------------------------------------
Intermediate Bond Fund                                        $11,631   $8,026        $104,275
Short-Intermediate U.S. Government Income Fund                 94,448      N/A         142,053

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A shares of the Funds and Class B shares of the Intermediate Bond Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Short-Intermediate U.S. Government Income Fund provides that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares. The Plan for Class A shares of the Intermediate Bond Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distri-

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
bution-related expenses, up to 0.05% of the average daily net assets attributable to its Class A shares.

The Plan for Class B shares of the Intermediate Bond Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.75% of the average daily net assets attributable to its Class B shares.

Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

The distribution fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

FUND                                                                           CLASS A    CLASS B
-------------------------------------------------------------------------------------------------
Intermediate Bond Fund                                                          $2,326    $24,081
Short-Intermediate U.S. Government Income Fund                                  15,741        N/A

The registration fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                                                INSTITUTIONAL
FUND                                                          CLASS A  CLASS B          CLASS
---------------------------------------------------------------------------------------------
Intermediate Bond Fund                                         $7,686   $5,882        $15,284
Short-Intermediate U.S. Government Income Fund                  1,655      N/A         13,124

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1998 were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Funds to ensure that the total Funds' operating expenses did not exceed, on an annual basis, 0.80% and 0.71% of the average daily net assets of the Intermediate Bond and Short-Intermediate U.S. Government Income Funds' Class A shares, respectively, and 0.75% and 0.65% of the average daily net assets of the Intermediate Bond and Short-Intermediate U.S. Government Income Funds' Institutional Class shares, respectively, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1998, Stephens owned 6 shares of the Intermediate Bond and 130 shares of the Short-Intermediate U.S. Government Income Funds.

---------------------
30

                                                   NOTES TO FINANCIAL STATEMENTS

Stephens has retained $5,404,593 as sales charges from the proceeds of Class A shares sold and $1,120,619 from the proceeds of Class B shares redeemed by the Company for the year ended March 31, 1998. Wells Fargo Securities Inc., a subsidiary of WFB, received $4,508,566 as sales charges from the proceeds of Class A shares sold and $840,060 from the proceeds of Class B shares redeemed by the Company for the year ended March 31, 1998.

3. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the year ended March 31, 1998 were as follows:

                                                                             SHORT-INTERMEDIATE
AGGREGATE PURCHASES                                           INTERMEDIATE      U.S. GOVERNMENT
 AND SALES                                                       BOND FUND          INCOME FUND
-----------------------------------------------------------------------------------------------
Total purchases at cost                                        $45,023,358          $39,795,071
Total sales proceeds                                            38,124,095           52,248,016

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 1998, there were over 108 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, the Intermediate Bond Fund was authorized to issue 100 million shares of $0.001 par value capital stock for each class of shares. The Short-Intermediate U.S. Government Income Fund was authorized to issue 200 million shares of $0.001 par value capital stock for each class of shares.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

Capital share transactions for the Funds were as follows:

                                                                       INTERMEDIATE BOND FUND
                                                      ---------------------------------------
                                                           FOR THE   FOR THE SIX      FOR THE
                                                        YEAR ENDED  MONTHS ENDED   YEAR ENDED
                                                         MARCH 31,     MARCH 31,    SEPT. 30,
                                                              1997          1997         1996
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                   550,386        12,388       33,572
  Shares issued in reinvestment of dividends --
    Class A                                                 10,297         3,659       17,750
  Shares redeemed -- Class A                              (147,207)      (38,323)  (3,650,324)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                  413,476       (22,276)  (3,599,002)
  Shares sold -- Class B                                   659,975        67,910            3
  Shares issued in reinvestment of dividends --
    Class B                                                 10,973           137            0
  Shares redeemed -- Class B                               (31,595)            0            0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS B                                                  639,353        68,047            3
  Shares sold -- Institutional Class                       698,116       396,109    4,275,471
  Shares issued in reinvestment of dividends --
    Institutional Class                                    104,788        53,628      117,940
  Shares redeemed -- Institutional Class                  (980,260)     (538,901)  (1,339,178)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                     (177,356)      (89,164)   3,054,233

                                                                           SHORT-INTERMEDIATE
                                                                  U.S. GOVERNMENT INCOME FUND
                                                    -----------------------------------------
                                                         FOR THE   FOR THE SIX   FOR THE NINE
                                                      YEAR ENDED  MONTHS ENDED   MONTHS ENDED
                                                       MARCH 31,     MARCH 31,      SEPT. 30,
                                                            1998          1997       1996 (1)
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                 552,800       344,402      5,141,274
  Shares issued in reinvestment of dividends --
    Class A                                              132,231        96,320        184,087
  Shares redeemed -- Class A                          (1,220,467)     (773,143)    (5,467,391)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                               (535,436)     (332,421)      (142,030)
  Shares sold -- Institutional Class                     587,082       475,795      7,965,695
  Shares issued in reinvestment of dividends --
    Institutional Class                                   91,268        69,465             99
  Shares redeemed -- Institutional Class              (1,716,365)   (1,900,814)      (246,997)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                 (1,038,015)   (1,355,554)     7,718,797

(1) "SHARES SOLD" INCLUDES 2,016,780 FOR CLASS A AND 7,827,393 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA SHORT-TERM GOVERNMENT BOND FUND AND PACIFICA GOVERNMENT INCOME FUND MERGER.

---------------------
32

                                                   NOTES TO FINANCIAL STATEMENTS

5. SUBSEQUENT EVENTS

The Funds have changed their fiscal year-ends to June 30.

At a meeting held on January 29, 1998, the Company's Board of Directors approved a Plan of Consolidation (the "Plan") that, if approved by shareholders, will result in shareholders of the Intermediate Bond Fund becoming shareholders of a designated class of the Short-Intermediate U.S. Government Income Fund. The Plan provides for the transfer of all of the assets and liabilities of the Intermediate Bond Fund to the portfolio of the Short-Intermediate U.S. Government Income Fund in exchange for shares of designated classes of the Short-Intermediate U.S. Government Income Fund (the "Consolidation"). If the Plan is approved by shareholders of the Intermediate Bond Fund, each such shareholder will hold shares of the Short-Intermediate U.S. Government Income Fund that are equal in value to the shares of the Intermediate Bond Fund held by the shareholder immediately prior to the Consolidation.

                                CONSOLIDATION MAP

INTERMEDIATE BOND FUND                           WOULD RECEIVE THE FOLLOWING CLASSES
SHAREHOLDERS OWNING THE                          OF SHORT-INTERMEDIATE
FOLLOWING CLASS:                                 U.S. GOVERNMENT INCOME FUND SHARES:
-----------------------------------------------  -----------------------------------------------
Class A shares                                   Class A shares
Class B shares                                   Class B shares
Institutional Class shares                       Institutional Class shares

If the Plan is approved by a vote of a majority of the shareholders of the Intermediate Bond Fund, the Consolidation would occur on or about June 12, 1998 and the Class B shares of the Short-Intermediate U.S. Government Income Fund would commence operations at the same time.

                                                           ---------------------

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---------------------
34

                                                    INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Intermediate Bond Fund and Short-Intermediate U.S. Government Income Fund (two of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets of the Intermediate Bond Fund for the year ended March 31, 1998, the six months ended March 31, 1997, and the year ended September 30, 1996, and the Short-Intermediate U.S. Government Income Fund for the year ended March 31, 1998, the six months ended March 31, 1997, and the nine months ended September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Intermediate Bond Fund, all years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995, were audited by other auditors whose report dated November 3, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

                                                           ---------------------

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---------------------
36

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

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---------------------
38

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC IC R (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1998 Stagecoach Funds